8. Other receivables (Details Narrative) R$ in Millions	Oct. 30, 2019 BRL (R$)	Jan. 31, 2016 BRL (R$) Installment	May 28, 2012 Installment	May 12, 2012 BRL (R$)
OtherReceivablesLineItems [Line Items]
Receivables from the sale of subsidiaries		R$ 8		R$ 50
Percentage of receivable		110.00%	110.00%
Number of installments | Installment		120	240
Insurance Company [Member]
OtherReceivablesLineItems [Line Items]
Claim recivable	R$ 203